SEGMENT REPORTING - Information about segments (Details) ₫ in Millions		12 Months Ended
		Dec. 31, 2023 VND (₫) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
SEGMENT REPORTING
Number of reportable segments		3	3
Revenues	[1]	₫ 27,903,869	$ 1,169,189,181	₫ 14,965,591	₫ 16,028,182
Cost of sales		(41,233,957)	(1,727,728,023)	(27,232,496)	(25,283,958)
Gross profit/(loss)		(13,330,088)	(558,538,842)	(12,266,905)	(9,255,776)
Operating expenses		(27,080,978)	(1,134,709,545)	(29,989,459)	(17,811,625)
Operating loss		(40,411,066)	(1,693,248,387)	(42,256,364)	(27,067,401)
Group of customers under common control of Automobiles and E-scooters segments
SEGMENT REPORTING
Revenues		19,023,800	795,500,000	923,300	488,100
Operating segments | Automobiles
SEGMENT REPORTING
Revenues		24,213,794	1,014,572,788	11,136,049	13,593,482
Cost of sales		(37,300,339)	(1,562,907,011)	(22,854,342)	(22,720,417)
Gross profit/(loss)		(13,086,545)	(548,334,223)	(11,718,293)	(9,126,935)
Operating expenses		(21,152,001)	(886,281,781)	(25,628,175)	(15,525,771)
Operating loss		(34,238,546)	(1,434,616,004)	(37,346,468)	(24,652,706)
Operating segments | E-scooter
SEGMENT REPORTING
Revenues		2,540,568	106,451,353	1,505,461	678,936
Cost of sales		(3,107,640)	(130,212,017)	(2,323,472)	(1,040,905)
Gross profit/(loss)		(567,072)	(23,760,664)	(818,011)	(361,969)
Operating expenses		(738,912)	(30,960,865)	(688,540)	(499,865)
Operating loss		(1,305,984)	(54,721,529)	(1,506,551)	(861,834)
Operating segments | Spare parts and aftermarket services
SEGMENT REPORTING
Revenues		1,069,287	44,803,779	2,213,369	634,793
Cost of sales		(704,515)	(29,519,609)	(1,962,906)	(453,213)
Gross profit/(loss)		364,772	15,284,170	250,463	181,580
Operating loss		364,772	15,284,170	250,463	181,580
Operating segments | All other
SEGMENT REPORTING
Revenues		80,220	3,361,261	110,712	1,120,971
Cost of sales		(121,463)	(5,089,386)	(91,776)	(1,069,423)
Gross profit/(loss)		(41,243)	(1,728,125)	18,936	51,548
Operating loss		(41,243)	(1,728,125)	18,936	51,548
Unallocated
SEGMENT REPORTING
Operating expenses		(5,190,065)	(217,466,899)	(3,672,744)	(1,785,989)
Operating loss		₫ (5,190,065)	$ (217,466,899)	₫ (3,672,744)	₫ (1,785,989)

[1]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,305,452 million (USD808.9 million), as restated, respectively.